FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Schedule of carrying value and estimate fair value of the Company's financial instruments
The carrying value and estimate fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

	2012	2012	2011	2011
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets:
Restricted cash and investments	13,066	13,066	20,862	20,862
Financial liabilities:
Term Notes	38,219	45,445	47,753	49,345

Schedule of estimated fair value of financial assets and liabilities
The estimated fair value of financial assets and liabilities are as follows:

	2012
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	13,066	13,066	—	—
Financial liabilities:
Term Notes	38,219	—	38,219	—